INCOME AND MINING TAXES - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Unrecognized Tax Benefits
Total amount of gross unrecognized tax benefits at beginning of year	$ 68	$ 62	$ 394
Decreases for tax positions of prior years	(27)		(24)
Additions for tax positions of prior years		48
Additions for tax positions of current year	30
Reductions due to settlements with taxing authorities		(23)	(302)
Reductions due to lapse of statute of limitations	(3)	(19)	(6)
Total amount of gross unrecognized tax benefits at end of year	$ 68	$ 68	$ 62